PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid expenses and other current assets
	June 30, 2021	December 31, 2020
	(Unaudited)
Other receivable (1)	$117,315	$167,748
Prepaid expenses and others (2)	241,261	251,965
Subtotal	358,576	419,713
Allowance for doubtful accounts	-	-
Prepaid expenses and other current assets, net	$358,576	$419,713